Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
July 31, 2025
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 95.8%
California — 95 .8%
$ 10,000,000 California Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series V-3,
5 .00% , 06/01/33 ........... $ 11,602,148
1,600,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series A,
5 .00% , 02/01/26 ........... 1,620,266
5,000,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series A,
5 .00% , 08/15/33 ........... 5,750,438
2,000,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series A,
5 .00% , 11/01/49 ........... 2,034,692
2,515,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series B,
5 .00% , 08/15/33 ........... 2,892,470
3,000,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series B,
5 .00% , 08/15/35 ........... 3,442,424
680,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/26 ........... 692,541
1,130,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/27 ........... 1,182,803
4,715,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/28 ........... 5,066,798
1,020,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/29 ........... 1,122,876
1,000,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/32 ........... 1,147,375
Principal
Amount Value
California (continued)
$ 8,200,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/33 ........... $ 9,485,184
2,000,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Revenue Bonds,
5 .00% , 10/01/35 ........... 2,244,658
1,950,000 California Public Finance Authority
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 08/01/28 ........... 2,107,011
1,500,000 California Public Finance Authority
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 08/01/33 ........... 1,719,033
3,575,000 California Public Finance Authority
Health Care Facilities Revenue
Bonds, Series A,
4 .00% , 07/15/42 ........... 3,377,104
2,750,000 California State Public Works Board
Public Facilities Revenue Bonds,
Series B,
4 .99% , 04/01/31 ........... 2,803,502
5,000,000 California State University Current
Refunding Revenue Bonds, Series
A,
5 .00% , 11/01/47 ........... 4,949,746
325,000 City & County of San Francisco
Current Refunding COP, Series
R1,
5 .00% , 04/01/26 ........... 330,715
4,550,000 City & County of San Francisco
Current Refunding COP, Series
R1,
5 .00% , 04/01/40 ........... 4,906,683
1,260,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5 .00% , 06/15/26 ........... 1,290,077
1,100,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5 .00% , 06/15/27 ........... 1,156,815
2,375,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5 .00% , 06/15/28 ........... 2,561,789

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
California (continued)
$ 3,000,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5 .00% , 06/15/30 ........... $ 3,372,860
2,590,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5 .00% , 05/15/32 ........... 2,707,572
2,000,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5 .00% , 05/15/40 ........... 2,069,816
1,220,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series D,
5 .00% , 05/15/28 ........... 1,314,054
1,500,000 City of Los Angeles Solid Waste
Resources Revenue Bonds, Series
A,
5 .00% , 02/01/32 ........... 1,710,439
2,500,000 City of San Francisco Public Utilities
Commission Water Current
Refunding Revenue Bonds, Sub-
Series F,
5 .00% , 11/01/30 ........... 2,819,548
3,350,000 City of San Francisco Public Utilities
Commission Water Current
Refunding Revenue Bonds, Sub-
Series F,
5 .00% , 11/01/32 ........... 3,844,713
3,515,000 City of San Francisco Public Utilities
Commission Water Refunding
Revenue Bonds, Sub-Series S,
5 .00% , 11/01/31 ........... 3,999,829
7,500,000 City of San Francisco Public Utilities
Commission Water Revenue
Bonds, Series A,
5 .00% , 11/01/25 ........... 7,548,936
1,000,000 City of San Francisco Public Utilities
Commission Water Revenue
Bonds, Sub-Series C,
5 .00% , 11/01/29 ........... 1,112,011
2,910,000 City of San Francisco Public Utilities
Commission Water Revenue
Bonds, Sub-Series C,
5 .00% , 11/01/30 ........... 3,281,954
3,000,000 City of San Francisco Public Utilities
Commission Water Revenue
Bonds, Sub-Series C,
5 .00% , 11/01/31 ........... 3,413,795
Principal
Amount Value
California (continued)
$ 1,000,000 City of San Francisco Public Utilities
Commission Water Revenue
Bonds, Sub-Series C,
5 .00% , 11/01/32 ........... $ 1,147,675
1,250,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5 .00% , 08/01/25 ........... 1,250,000
2,000,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5 .00% , 08/01/26 ........... 2,052,957
1,600,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5 .00% , 08/01/27 ........... 1,689,016
1,955,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5 .00% , 08/01/28 ........... 2,115,305
1,005,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5 .00% , 08/01/29 ........... 1,114,548
5,220,000 County of Santa Clara GO, Series C,
4 .30% , 08/01/27 ........... 5,240,788
5,220,000 County of Santa Clara GO, Series C,
4 .33% , 08/01/29 ........... 5,253,673
1,475,000 East Bay Municipal Utility District
Wastewater System Current
Refunding Revenue Bonds, Series
B,
5 .00% , 06/01/35 ........... 1,722,176
1,700,000 East Bay Municipal Utility District
Water System Revenue Bonds,
Series A,
5 .00% , 06/01/31 ........... 1,936,692
1,500,000 East Bay Municipal Utility District
Water System Revenue Bonds,
Series A,
5 .00% , 06/01/43 ........... 1,579,341
5,485,000 Foothill-De Anza Community College
District University & College
Improvements GO, Series C,
5 .00% , 08/01/25 ........... 5,485,000
1,450,000 Fremont Union High School District
School Improvements GO, Series
2018,
5 .00% , 08/01/25 ........... 1,450,000
5,000,000 Los Angeles Community College
District University & College
Improvements GO, Series A-1,
5 .00% , 08/01/27 ........... 5,284,229

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
California (continued)
$ 3,000,000 Los Angeles Community College
District University & College
Improvements GO, Series B,
4 .78% , 08/01/27 ........... $ 3,033,587
6,500,000 Los Angeles Community College
District University & College
Improvements GO, Series C,
5 .00% , 08/01/25 ........... 6,500,000
2,500,000 Los Angeles Department of Water &
Power Water System Current
Refunding Revenue Bonds, Series
B,
5 .00% , 07/01/36 ........... 2,705,916
5,000,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series A,
5 .00% , 07/01/26 ........... 5,083,521
5,000,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series A,
5 .00% , 07/01/27 ........... 5,187,938
2,000,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series D,
5 .00% , 07/01/47 ........... 1,997,826
3,405,000 Los Rios Community College District
Current Refunding GO,
5 .00% , 08/01/27 ........... 3,593,066
5,880,000 Los Rios Community College District
Current Refunding GO,
5 .00% , 08/01/28 ........... 6,358,583
3,000,000 Metropolitan Water District of
Southern California Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/36 ........... 3,436,753
1,000,000 Miracosta Community College
District University & College
Improvements GO, Series
2016-C,
5 .00% , 08/01/35 ........... 1,123,389
1,000,000 Mount San Antonio Community
College District University &
College Improvements GO,
Series D,
5 .00% , 08/01/35 ........... 1,154,128
5,000,000 Orange County Local Transportation
Authority Sales Tax Current
Refunding Revenue Bonds,
5 .00% , 02/15/41 ........... 5,455,060
Principal
Amount Value
California (continued)
$ 1,000,000 Sacramento Municipal Utility District
Current Refunding Revenue
Bonds, Series J,
5 .00% , 08/15/30 ........... $ 1,122,152
2,000,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series H,
5 .00% , 08/15/36 ........... 2,156,055
1,000,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series M,
5 .00% , 11/15/38 ........... 1,103,091
1,400,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series M,
5 .00% , 11/15/39 ........... 1,527,704
1,000,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series M,
5 .00% , 11/15/40 ........... 1,080,860
1,350,000 San Bernardino Community College
District University & College
Improvements GO, Series F,
5 .00% , 08/01/41 ........... 1,454,243
2,500,000 San Diego Community College
District University & College
Improvements GO, Series A-1,
5 .00% , 08/01/41 ........... 2,710,684
2,600,000 San Diego County Regional Airport
Authority Airport & Marina
Improvements Revenue Bonds,
Series B,
5 .00% , 07/01/31 ........... 2,828,979
2,500,000 San Diego County Regional Airport
Authority Airport & Marina
Improvements Revenue Bonds,
Series B,
5 .00% , 07/01/32 ........... 2,723,747
1,000,000 San Diego County Regional
Transportation Commission
Current Refunding Revenue
Bonds, Series A,
5 .00% , 04/01/28 ........... 1,073,265
3,500,000 San Francisco City & County Airport
& Marina Improvements
Revenue Bonds, Series A,
5 .00% , 05/01/34 ........... 3,813,550

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
California (continued)
$ 5,000,000 San Francisco City & County Airport
& Marina Improvements
Revenue Bonds, Series C,
5 .00% , 05/01/46 ........... $ 5,000,555
10,000,000 San Francisco City & County Airport
Current Refunding Revenue
Bonds, Series A,
5 .00% , 05/01/28 ........... 10,538,340
3,000,000 San Francisco City & County Airport
Current Refunding Revenue
Bonds, Series A,
5 .00% , 05/01/29 ........... 3,211,489
2,000,000 San Francisco City & County Airport
Current Refunding Revenue
Bonds, Series A,
5 .00% , 05/01/31 ........... 2,174,454
2,500,000 San Francisco City & County Airport
Current Refunding Revenue
Bonds, Series A,
5 .00% , 05/01/32 ........... 2,669,753
2,000,000 San Francisco City & County Airport
Current Refunding Revenue
Bonds, Series H,
5 .00% , 05/01/29 ........... 2,140,992
5,700,000 San Francisco City & County Public
Utilities Commission Wastewater
Advance Refunding Revenue
Bonds, Series B,
4 .81% , 10/01/32 ........... 5,792,467
1,000,000 San Jose Evergreen Community
College District University &
College Improvements GO,
Series C,
5 .00% , 09/01/36 ........... 1,111,791
1,650,000 San Jose Evergreen Community
College District University &
College Improvements GO,
Series C,
5 .00% , 09/01/38 ........... 1,801,440
1,000,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5 .00% , 11/01/36 ........... 1,114,598
1,000,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5 .00% , 11/01/37 ........... 1,105,104
1,075,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5 .00% , 11/01/42 ........... 1,128,390
Principal
Amount Value
California (continued)
$ 2,000,000 Santa Clara Valley Water District
Current Refunding Revenue
Bonds, Series A,
5 .00% , 06/01/42 ........... $ 2,115,430
2,000,000 Santa Clara Valley Water District
Current Refunding Revenue
Bonds, Series A,
5 .00% , 06/01/43 ........... 2,102,025
10,000,000 Santa Clara Valley Water District
Refunding Revenue Bonds, Series
A-2,
5 .00% , 06/01/26 ........... 10,208,106
5,000,000 State Center Community College
District University & College
Improvements GO, Series C,
5 .00% , 08/01/47 ........... 5,100,881
90,000 State of California Current Refunding
GO,
5 .00% , 08/01/27 ........... 90,143
10,000,000 State of California Current Refunding
GO,
5 .00% , 11/01/30 ........... 11,190,504
2,645,000 State of California Current Refunding
GO,
5 .00% , 10/01/27 ........... 2,792,942
5,770,000 State of California Current Refunding
GO, (AGM),
5 .25% , 08/01/32 ........... 6,537,180
10,140,000 State of California Multi Utility
Improvements GO,
5 .00% , 10/01/25 ........... 10,182,087
6,500,000 State of California Public
Improvements GO,
5 .00% , 08/01/33 ........... 7,434,697
25,000 State of California Refunding GO,
5 .00% , 10/01/26 ........... 25,049
5,000,000 State of California Water Utility
Improvements GO,
6 .00% , 03/01/33 ........... 5,440,285
10,000,000 State of California Water Utility
Improvements GO,
5 .00% , 04/01/28 ........... 10,682,337
5,000,000 University of California Current
Refunding Revenue Bonds, Series
BN,
5 .00% , 05/15/34 ........... 5,640,827
5,000,000 University of California Current
Refunding Revenue Bonds, Series
BV,
5 .00% , 05/15/35 ........... 5,631,558

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
California (continued)
$ 2,000,000 University of California University &
College Improvements Revenue
Bonds, Series BK,
5 .00% , 05/15/32 ........... $ 2,272,456
Total Municipal Bonds
(Cost $341,991,301)
340,464,052
CORPORATE BONDS — 1.9%
United States — 1 .9%
5,000,000 J Paul Getty Trust (The),
4 .91% , 04/01/35 ........... 5,026,376
2,000,000 Stanford Health Care, Series 2020,
3 .31% , 08/15/30 ........... 1,898,431
Total Corporate Bonds
(Cost $7,000,000)
6,924,807
Shares
INVESTMENT COMPANY — 1.3%
4,455,341 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class , 4 .19% (a) 4,455,341
Total Investment Company
(Cost $4,455,341)
4,455,341
TOTAL INVESTMENTS — 99.0%
(Cost $353,446,642)
$ 351,844,200
OTHER ASSETS IN EXCESS OF
LIABILITIES — 1.0%
3,588,775
NET ASSETS — 100.0%
$ 355,432,975
(a) The rate shown represents the current yield as of July 31, 2025.
AGM — Assured Guaranty Municipal Corp.
COP — Certificates of Participation
GO — General Obligation